Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments received (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	£ 5,863	£ 6,411
Other commitments received	135	29
Total off-balance sheet commitments received	5,998	6,440
On demand [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	5,581	6,373
Other commitments received	93	0
Total off-balance sheet commitments received	5,674	6,373
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	110	5
Other commitments received	42	29
Total off-balance sheet commitments received	152	34
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	20	2
Other commitments received	0	0
Total off-balance sheet commitments received	20	2
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	13	3
Other commitments received	0	0
Total off-balance sheet commitments received	13	3
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	16	1
Other commitments received	0	0
Total off-balance sheet commitments received	16	1
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	65	8
Other commitments received	0	0
Total off-balance sheet commitments received	65	8
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	10	7
Other commitments received	0	0
Total off-balance sheet commitments received	10	7
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	33	5
Other commitments received	0	0
Total off-balance sheet commitments received	33	5
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	10	3
Other commitments received	0	0
Total off-balance sheet commitments received	10	3
Over ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	5	4
Other commitments received	0	0
Total off-balance sheet commitments received	£ 5	£ 4